Taxes (Details 4) - Non-capital losses [member] - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
2026	$ 1,711,000
2027	1,388,000
2028	1,512,000
2029	1,967,000
2030	1,427,000
2031	2,378,000
2032	2,496,000
2033	2,352,000
2034	2,195,000
2035	1,983,000
2036	2,050,000
2037	2,866,000
2038	3,735,000
2039	3,653,000
Non Capital Losses	$ 31,713,000	$ 27,198,000